UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark J. Czarniecki

Vice President and Secretary

333 West Wacker Drive,

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: August 31

Date of reporting period: February 29, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Mutual Funds
Nuveen Equity Funds
February 29, 2024
Semi-annual
Report
This semi-annual report contains the Fund's unaudited financial statements.
Fund Name Class A Class C Class I
Nuveen Equity Long/Short Fund NELAX NELCX NELIX

Table
of Contents
Important Notices 3
Risk Considerations 4
About the Fund’s Benchmarks 5
Fund Performance, Expense Ratios and Holdings Summaries 6
Expense Examples 9
Portfolio of Investments 10
Statement of Assets and Liabilities 17
Statement of Operations 19
Statement of Changes in Net Assets 20
Statement of Cash Flows 21
Financial Highlights 22
Notes to Financial Statements 24
Shareholder Meeting Report 31
Additional Fund Information 32
Glossary of Terms Used in this Report 33
Liquidity Risk Management Program 34

Important Notices

Portfolio Manager Commentaries in Semi-annual Shareholder Reports
The Fund includes portfolio manager commentary in its annual shareholder reports. For the Fund’s most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of the Fund’s August 31, 2023 annual shareholder report.
For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.
For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial Statements section of this report.
For average annual total returns as of the end of this reporting period, please refer to the Fund Performance, Expense Ratios and Holding
Summaries section within this report.
Securities and Exchange Commission (the “SEC”) Adopts Amendments for Tailored Shareholder Reports
On October 26, 2022, the SEC adopted rule and form amendments (the “Amendments”) that require mutual funds and exchange-traded funds registered on Form N-1A to provide shareholders with streamlined annual and semi-annual shareholder reports (“Tailored Shareholder Reports”). The
Amendments require funds to prepare a separate Tailored Shareholder Report for each share class of each series of a fund. As a result, shareholders will receive a report that covers only the class of a multi-class fund in which the shareholder invests. Tailored Shareholder Reports are meant to be three to four pages in length and will highlight key information such as a fund’s expenses, performance and portfolio holdings. Other, more detailed information that currently appears in fund shareholder reports will be made available online, filed with the SEC, and delivered to investors free of charge in paper or electronically upon request. The first Tailored Shareholder Reports to be prepared for these Funds will be for the reporting period ended August 31, 2024.
Portfolio Manager Update
Effective December 29, 2023, David Chalupnik was removed as a co-portfolio manager from the Fund. There were no other changes to the portfolio management of the Fund during the reporting period.

Risk Considerations
Nuveen Equity Long/Short Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Prices of equity securities may change significantly over short or extended periods of time. The Fund sells securities that it has borrowed but does not own (“short sales”), which is a speculative technique. The Fund will suffer a loss when the price of a security that it holds long decreases or the price of a security that it has sold short increases. Losses on short sales arise from increases in the value of the security sold short, and therefore are theoretically unlimited. Because the Fund invests in both long and short equity positions, the Fund has overall exposure to the changes in value of equity securities that is far greater than its net asset value. This may magnify gains and losses and increase the volatility of the Fund’s returns. In addition, the use of short sales will increase the Fund’s expenses. More information on these risks considerations, as well as information on other risks to which the Fund is subject, such as frequent trading, futures contract, and large cap stock risks, are included in the Fund’s prospectus.

About the Fund’s Benchmarks

ICE BofA U.S. 3-Month Treasury Bill Index
: An index that is comprised of a single U.S. Treasury issue with approximately three months to final maturity, purchased at the beginning of each month and held for one full month. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Lipper Alternative Long/Short Equity Funds Classification Average:
Represents the average annualized total returns
for all reporting funds in the Lipper Alternative Long/Short Equity Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Russell 1000® Index
: An index designed to measure the performance of the large-cap segment of the U.S. equity universe and includes approximately 1,000 of the largest securities based on their market capitalization. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Fund Performance, Expense Ratios and
Holdings Summaries
The Fund Performance, Expense Ratios and Holdings Summaries for the Fund are shown within this section of the report.
Fund Performance
Performance data shown represents past performance and does not predict or guarantee future results.
Investment returns
and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit
Nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
Expense Ratios
The expense ratios shown are as of the Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses
(before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
Holdings Summaries
The Holdings Summaries data relates to the securities held in the Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.

Nuveen Equity Long/Short Fund
(continued)
Fund Performance, Expense Ratios and Holdings Summaries
February 29, 2024

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Equity Long/Short Blended Benchmark. The Fund’s
Blended Benchmark consists of: 1) 70% Russell 1000® Index and 2) 30% ICE BofA U.S. 3-Month Treasury Bill Index.
**  Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to
Class A Shares within such periods. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse Fund expenses through July 31, 2025 so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expense, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities (including prime broker fees and charges on short sales), dividend expense on securities sold short and extraordinary expenses) do not exceed 1.40% of the average daily net assets of any class of Fund shares. The expense limitation may be terminated or modified prior to that date only with the approval of the
Board of Trustees of the Fund.
Total Returns as of
February 29, 2024**
Cumulative Average Annual Expense Ratios
***
Inception
Date 6-Month 1-Year 5-Year 10-Year Gross Net
Class A at NAV 12/30/08 11.41% 29.94% 8.79% 7.56% 2.42% 2.21%
Class A at maximum Offering Price 12/30/08 5.00% 22.46% 7.51% 6.93% — —
Russell 1000® Index — 14.03% 29.81% 14.43% 12.39% — —
Equity Long/Short Blended
Benchmark — 10.68% 22.16% 10.96% 9.24% — —
Lipper Alternative Long/Short Equity
Funds Classification Average — 7.62% 12.95% 6.47% 4.51% — —
Class C at NAV 12/30/08 11.00% 28.98% 7.98% 6.92% 3.17% 2.96%
Class C at maximum Offering Price 12/30/08 10.00% 28.98% 7.98% 6.92% — —
Class I 12/30/08 11.55% 30.28% 9.07% 7.83% 2.17% 1.96%

Fund Performance, Expense Ratios and Holdings Summaries
February 29,
2024 (continued)
Holdings Summaries as of February 29, 2024
Fund Allocation
(% of net assets)
Long-Term Investments
Common Stocks 99 .1%
Total Long Exposure 99 .1%
Short-Term Investments
Repurchase Agreements 0 .8%
Total Investments 99.9%
Securities Sold Short
Common Stocks Sold Short ( 29 .6 ) %
Total Short Exposure ( 29 .6 ) %
Other Assets Less Liabilities 29.7%
Net Assets 100%
Top Five Holdings -
Long Exposure
(% of net assets)
Microsoft Corp 4.9%
Apple Inc 3.7%
NVIDIA Corp 3.1%
Amazon.com Inc 2.9%
Alphabet Inc 2.5%
Top Five Holdings -
Short Exposure
(% of net assets)
Rockwell Automation Inc (0.3)%
T Rowe Price Group Inc (0.3)%
New York Times Co/The (0.3)%
Mister Car Wash Inc (0.3)%
Schneider National Inc (0.3)%
Portfolio Composition
Long Exposure
1
(% of net assets)
Capital Goods 12.4%
Software & Services 11.7%
Pharmaceuticals, Biotechnology
& Life Sciences 8.9%
Semiconductors &
Semiconductor Equipment 8.0%
Media & Entertainment 7.6%
Health Care Equipment &
Services 6.3%
Financial Services 6.0%
Consumer Discretionary
Distribution & Retail 5.1%
Consumer Services 5.0%
Technology Hardware &
Equipment 4.2%
Food, Beverage & Tobacco 3.8%
Banks 3.7%
Materials 3.4%
Energy 2.6%
Consumer Staples Distribution
& Retail 2.1%
Other 8.3%
Total 99.1%
Portfolio Composition
Short Exposure
1
(% of net assets)
Consumer Discretionary
Distribution & Retail (2.5)%
Capital Goods (2.4)%
Health Care Equipment &
Services (2.2)%
Utilities (2.2)%
Consumer Services (1.8)%
Commercial & Professional
Services (1.8)%
Other (16.7)%
Total (29.6)%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Expense
Examples

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges
(loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1)
fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended February 29, 2024.
The beginning of the period is September 1, 2023.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period”
to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the
Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen Equity Long/Short Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,114.10 $1,110.00 $1,115.50
Expenses Incurred During the Period $11.56 $15.53 $10.31
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,013.92 $1,010.14 $1,015.12
Expenses Incurred During the Period $11.02 $14.79 $9.82
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 2.20%, 2.96% and 1.96% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 182 /366 (to reflect the one-half year period).

Nuveen Equity Long/Short Fund
Portfolio of Investments February 29, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.1%
X –
COMMON STOCKS - 99 .1 % X 115,736,889
Automobiles & Components - 0.7%
3,800 (b) Tesla Inc $ 767,144
Total Automobiles & Components 767,144
Banks - 3.7%
19,000 Citigroup Inc 1,054,310
32,500 Fifth Third Bancorp 1,116,050
11,600 JPMorgan Chase & Co 2,158,296
Total Banks 4,328,656
Capital Goods - 12.4%
12,700 AECOM 1,128,141
6,800 AMETEK Inc 1,225,224
5,300 (b) Boeing Co/The 1,079,716
4,700 Eaton Corp PLC 1,358,300
6,300 Ferguson PLC 1,332,135
27,000 Flowserve Corp 1,142,640
5,300 Honeywell International Inc 1,053,269
3,200 Hubbell Inc 1,218,144
3,000 Huntington Ingalls Industries Inc 874,860
18,500 nVent Electric PLC 1,245,420
3,900 Trane Technologies PLC 1,099,683
7,000 Westinghouse Air Brake Technologies Corp 989,030
700 WW Grainger Inc 681,422
Total Capital Goods 14,427,984
Commercial & Professional Services - 1.3%
7,500 Veralto Corp 648,150
3,600 Verisk Analytics Inc 870,840
Total Commercial & Professional Services 1,518,990
Consumer Discretionary Distribution & Retail - 5.1%
19,000 (b) Amazon.com Inc 3,358,440
3,300 Home Depot Inc/The 1,256,013
2,200 (b) RH 603,680
7,800 TJX Cos Inc/The 773,292
Total Consumer Discretionary Distribution & Retail 5,991,425
Consumer Durables & Apparel - 0.5%
10,000 (b) Skechers USA Inc, Class A 618,100
Total Consumer Durables & Apparel 618,100
Consumer Services - 5.0%
13,800 Boyd Gaming Corp 912,594
270 (b) Chipotle Mexican Grill Inc 725,968
3,200 McDonald's Corp 935,296
10,000 (b) Royal Caribbean Cruises Ltd 1,233,500
11,900 Starbucks Corp 1,129,310
19,300 Travel + Leisure Co 862,517
Total Consumer Services 5,799,185
Consumer Staples Distribution & Retail - 2.1%
1,600 Costco Wholesale Corp 1,190,224
21,900 Walmart Inc 1,283,559
Total Consumer Staples Distribution & Retail 2,473,783

Shares Description (a) Value
Energy - 2.6%
6,200 Cheniere Energy Inc $ 962,240
9,700 ConocoPhillips 1,091,638
4,100 Pioneer Natural Resources Co 964,279
Total Energy 3,018,157
Equity Real Estate Investment Trusts (REITs) - 1.7%
6,000 Crown Castle Inc 659,640
9,800 Prologis Inc 1,306,046
Total Equity Real Estate Investment Trusts (REITs) 1,965,686
Financial Services - 6.0%
2,400 Ameriprise Financial Inc 977,664
18,200 Charles Schwab Corp/The 1,215,396
8,900 (b) Fiserv Inc 1,328,503
2,100 Mastercard Inc, Class A 996,996
20,800 Nasdaq Inc 1,168,960
3,200 S&P Global Inc 1,370,816
Total Financial Services 7,058,335
Food, Beverage & Tobacco - 3.8%
7,400 Bunge Global SA 698,338
25,400 Kraft Heinz Co/The 896,112
9,700 Mondelez International Inc, Class A 708,779
18,400 (b) Monster Beverage Corp 1,087,440
12,000 Philip Morris International Inc 1,079,520
Total Food, Beverage & Tobacco 4,470,189
Health Care Equipment & Services - 6.3%
21,000 (b) Boston Scientific Corp 1,390,410
10,400 (b) Dexcom Inc 1,196,728
1,600 Elevance Health Inc 802,000
4,000 Stryker Corp 1,396,280
2,800 UnitedHealth Group Inc 1,382,080
5,300 (b) Veeva Systems Inc, Class A 1,195,203
Total Health Care Equipment & Services 7,362,701
Insurance - 1.8%
14,000 (b) Arch Capital Group Ltd 1,226,260
12,000 MetLife Inc 836,880
Total Insurance 2,063,140
Materials - 3.4%
5,450 Celanese Corp 828,236
21,500 Corteva Inc 1,150,680
15,650 DuPont de Nemours Inc 1,082,824
2,100 Linde PLC 942,522
Total Materials 4,004,262
Media & Entertainment - 7.6%
21,300 (b) Alphabet Inc, Class A 2,949,198
5,700 Meta Platforms Inc 2,793,741
1,750 (b) Netflix Inc 1,055,110
3,700 (b) Take-Two Interactive Software Inc 543,641
14,000 Walt Disney Co/The 1,562,120
Total Media & Entertainment 8,903,810

Nuveen Equity Long/Short Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Shares Description (a) Value
Pharmaceuticals, Biotechnology & Life Sciences - 8.9%
4,700 AbbVie Inc $ 827,435
5,700 Danaher Corp 1,442,898
73,000 (b) Elanco Animal Health Inc 1,159,970
1,875 Eli Lilly & Co 1,413,150
54,000 (b) Exelixis Inc 1,182,600
14,600 Gilead Sciences Inc 1,052,660
9,400 Merck & Co Inc 1,195,210
7,600 (b) Sarepta Therapeutics Inc 972,040
1,800 (b) United Therapeutics Corp 406,152
3,700 Zoetis Inc 733,821
Total Pharmaceuticals, Biotechnology & Life Sciences 10,385,936
Semiconductors & Semiconductor Equipment - 8.0%
7,300 Applied Materials Inc 1,471,826
1,200 Broadcom Inc 1,560,588
34,000 Intel Corp 1,463,700
14,000 Micron Technology Inc 1,268,540
4,500 NVIDIA Corp 3,560,040
Total Semiconductors & Semiconductor Equipment 9,324,694
Software & Services - 11.7%
2,700 Accenture PLC, Class A 1,011,906
3,800 (b) EPAM Systems Inc 1,156,720
13,700 Microsoft Corp 5,666,868
7,200 Oracle Corp 804,096
3,700 (b) Palo Alto Networks Inc 1,149,035
6,400 (b) PTC Inc 1,171,264
4,300 (b) Salesforce Inc 1,327,926
1,800 (b) ServiceNow Inc 1,388,412
Total Software & Services 13,676,227
Technology Hardware & Equipment - 4.2%
23,800 Apple Inc 4,301,850
39,000 Hewlett Packard Enterprise Co 593,970
Total Technology Hardware & Equipment 4,895,820
Telecommunication Services - 0.6%
4,600 T-Mobile US Inc 751,180
Total Telecommunication Services 751,180
Utilities - 1.7%
15,600 Alliant Energy Corp 744,900
21,500 NextEra Energy Inc 1,186,585
Total Utilities 1,931,485
Total Common Stocks
(cost $82,271,190) 115,736,889
Total Long-Term Investments
(cost $82,271,190) 115,736,889

Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 0.8%
X –
REPURCHASE AGREEMENTS - 0 .8 % X 875,000
$ 875 (c) Fixed Income Clearing Corp (FICC) 5.280% 3/01/24 $ 875,000
Total Repurchase Agreements
(cost $875,000) 875,000
Total Short-Term Investments
(cost $875,000) 875,000
Total Investments (cost $ 83,146,190 ) - 99 .9% 116,611,889
Shares Description (a) Value
-34517038
COMMON STOCKS SOLD SHORT - (29.6)%(d)
X (34,517,038)
Banks - ( 0 .3 ) %
(3,400) Cullen/Frost Bankers Inc $ (368,934)
Total Banks (368,934)
a a a a a a a a a
Capital Goods - ( 2 .4 ) %
(3,200) AGCO Corp (351,040)
(5,200) Hexcel Corp (387,192)
(5,600) Johnson Controls International plc (331,912)
(17,500) MDU Resources Group Inc (379,400)
(3,300) Otis Worldwide Corp (314,490)
(1,100) Rockwell Automation Inc (313,588)
(2,200) (b) SiteOne Landscape Supply Inc (370,656)
(3,900) Toro Co/The (360,009)
Total Capital Goods (2,808,287)
a a a a a a a a a
Commercial & Professional Services - ( 1 .8 ) %
(1,700) Broadridge Financial Solutions Inc (346,086)
(3,800) (b) CoStar Group Inc (330,714)
(1,200) Equifax Inc (328,308)
(6,000) KBR Inc (360,180)
(4,300) Robert Half Inc (345,720)
(4,400) TransUnion (341,572)
Total Commercial & Professional Services (2,052,580)
a a a a a a a a a
Consumer Discretionary Distribution & Retail - ( 2 .5 ) %
(7,900) Bath & Body Works Inc (361,030)
(4,800) Best Buy Co Inc (388,224)
(7,800) eBay Inc (368,784)
(1,900) (b) Five Below Inc (381,292)
(2,900) (b) Floor & Decor Holdings Inc, Class A (351,248)
(2,400) Genuine Parts Co (358,224)
(900) Pool Corp (358,308)
(1,400) Tractor Supply Co (356,048)
Total Consumer Discretionary Distribution & Retail (2,923,158)
a a a a a a a a a
Consumer Durables & Apparel - ( 0 .9 ) %
(4,800) Carter's Inc (388,560)
(17,700) Leggett & Platt Inc (361,434)
(6,600) Tempur Sealy International Inc (359,502)
Total Consumer Durables & Apparel (1,109,496)
a a a a a a a a a
Consumer Services - ( 1 .8 ) %
(12,000) Aramark (363,960)
(3,000) Choice Hotels International Inc (335,820)
(2,850) Churchill Downs Inc (347,330)
(45,500) (b) Mister Car Wash Inc (377,195)
(20,000) Wendy's Co/The (362,200)
(2,300) Yum! Brands Inc (318,366)
Total Consumer Services (2,104,871)
a a a a a a a a a

Nuveen Equity Long/Short Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

Shares Description (a) Value
Consumer Staples Distribution & Retail - ( 0 .6 ) %
(14,600) (b) Grocery Outlet Holding Corp $ (376,534)
(6,900) Kroger Co/The (342,309)
Total Consumer Staples Distribution & Retail (718,843)
a a a a a a a a a
Energy - ( 1 .0 ) %
(18,300) Kinder Morgan Inc (318,237)
(3,900) ONEOK Inc (292,968)
(1,700) Phillips 66 (242,267)
(8,400) Williams Cos Inc/The (301,896)
Total Energy (1,155,368)
a a a a a a a a a
Equity Real Estate Investment Trusts (REITs) - ( 1 .7 ) %
(8,000) CubeSmart (348,880)
(4,800) Iron Mountain Inc (377,472)
(1,000) Public Storage (283,870)
(5,600) Realty Income Corp (291,816)
(2,700) Sun Communities Inc (361,152)
(9,700) UDR Inc (344,350)
Total Equity Real Estate Investment Trusts (REITs) (2,007,540)
a a a a a a a a a
Financial Services - ( 1 .4 ) %
(2,300) Capital One Financial Corp (316,503)
(650) Moody's Corp (246,623)
(4,300) State Street Corp (317,039)
(9,000) Synchrony Financial (371,700)
(3,000) T Rowe Price Group Inc (340,050)
Total Financial Services (1,591,915)
a a a a a a a a a
Food, Beverage & Tobacco - ( 0 .6 ) %
(6,000) Brown-Forman Corp, Class B (361,380)
(5,200) McCormick & Co Inc/MD (358,072)
Total Food, Beverage & Tobacco (719,452)
a a a a a a a a a
Health Care Equipment & Services - ( 2 .2 ) %
(3,300) (b) Cooper Cos Inc/The (308,880)
(3,200) (b) Edwards Lifesciences Corp (271,584)
(4,500) (b) Hologic Inc (332,100)
(500) (b) IDEXX Laboratories Inc (287,615)
(1,500) Laboratory Corp of America Holdings (323,745)
(2,800) (b) Masimo Corp (359,912)
(2,600) Quest Diagnostics Inc (324,714)
(1,550) STERIS PLC (361,011)
Total Health Care Equipment & Services (2,569,561)
a a a a a a a a a
Household & Personal Products - ( 0 .5 ) %
(3,200) Church & Dwight Co Inc (320,384)
(2,500) Kimberly-Clark Corp (302,925)
Total Household & Personal Products (623,309)
a a a a a a a a a
Insurance - ( 1 .2 ) %
(3,700) Aflac Inc (298,738)
(4,200) Principal Financial Group Inc (339,612)
(3,100) Prudential Financial Inc (337,869)
(7,400) (b) Ryan Specialty Holdings Inc (387,612)
Total Insurance (1,363,831)
a a a a a a a a a
Materials - ( 1 .7 ) %
(1,200) Air Products and Chemicals Inc (280,848)
(5,500) Ball Corp (352,110)
(4,000) Eastman Chemical Co (350,960)
(1,250) Ecolab Inc (281,050)
(3,300) LyondellBasell Industries NV, Class A (330,924)
(2,900) Steel Dynamics Inc (388,078)
Total Materials (1,983,970)
a a a a a a a a a

Shares Description (a) Value
Media & Entertainment - ( 0 .6 ) %
(1,100) (b) Charter Communications Inc, Class A $ (323,323)
(8,000) New York Times Co/The, Class A (354,240)
Total Media & Entertainment (677,563)
a a a a a a a a a
Pharmaceuticals, Biotechnology & Life Sciences - ( 1 .5 ) %
(5,300) Bio-Techne Corp (389,921)
(1,350) (b) IQVIA Holdings Inc (333,666)
(7,900) QIAGEN NV (338,041)
(3,200) Revvity Inc (350,688)
(1,000) (b) Waters Corp (337,420)
Total Pharmaceuticals, Biotechnology & Life Sciences (1,749,736)
a a a a a a a a a
Semiconductors & Semiconductor Equipment - ( 1 .2 ) %
(6,700) (b) GLOBALFOUNDRIES Inc (366,289)
(4,200) (b) ON Semiconductor Corp (331,464)
(3,400) Skyworks Solutions Inc (356,728)
(3,500) Teradyne Inc (362,565)
Total Semiconductors & Semiconductor Equipment (1,417,046)
a a a a a a a a a
Software & Services - ( 1 .4 ) %
(1,200) (b) Autodesk Inc (309,804)
(4,100) Cognizant Technology Solutions Corp, Class A (323,982)
(4,900) (b) Dayforce Inc (341,824)
(650) (b) Gartner Inc (302,614)
(775) (b) Tyler Technologies Inc (338,783)
Total Software & Services (1,617,007)
a a a a a a a a a
Technology Hardware & Equipment - ( 0 .6 ) %
(10,300) Corning Inc (332,072)
(1,850) (b) F5 Inc (346,357)
Total Technology Hardware & Equipment (678,429)
a a a a a a a a a
Transportation - ( 1 .5 ) %
(1,900) Landstar System Inc (361,380)
(1,100) Norfolk Southern Corp (278,718)
(15,000) Schneider National Inc, Class B (353,250)
(5,800) U-Haul Holding Co (368,706)
(7,600) (b) United Airlines Holdings Inc (345,724)
Total Transportation (1,707,778)
a a a a a a a a a
Utilities - ( 2 .2 ) %
(2,600) American Water Works Co Inc (308,204)
(3,000) Atmos Energy Corp (338,730)
(3,500) Consolidated Edison Inc (305,235)
(5,000) Edison International (340,100)
(3,300) Entergy Corp (335,181)
(8,900) Exelon Corp (318,976)
(13,300) NiSource Inc (346,598)
(3,900) Sempra (275,340)
Total Utilities (2,568,364)
a a a a a a a a a
Total Common Stocks Sold Short
(proceeds $33,679,725) (34,517,038)
Other Assets & Liabilities, Net -   29.7% 34,697,017
Net Assets - 100% $ 116,791,868
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Agreement with Fixed Income Clearing Corporation, 5.280% dated 2/29/24 to be repurchased at $875,128 on 3/1/24, collateralized by
Government Agency Securities, with coupon rate 4.250% and maturity date 2/28/29, valued at $892,532.

Nuveen Equity Long/Short Fund
(continued)
Portfolio of Investments
February 29, 2024
(Unaudited)

(d) The Fund may pledge up to 100% of its eligible long-term investments in the Portfolio of Investments as collateral for Common Stocks Sold
Short. As of the end of the reporting period, long-term investments with a value of $39,614,266 have been pledged as collateral for Common
Stocks Sold Short.
REIT Real Estate Investment Trust
S&P Standard & Poor's
See Notes to Financial Statements

Statement of Assets and Liabilities
See Notes to Financial Statements

February 29, 2024 (Unaudited)
Equity Long/
Short
ASSETS
Long-term investments, at value
†
$ 115,736,889
Short-term investments, at value
◊
875,000
Cash 33,335
Cash collateral at brokers for common stocks sold short
(1)
34,117,512
Receivables:
Dividends 100,101
Interest 128
Investments sold 1,463,508
Reclaims 981
Reimbursement from Adviser 32,512
Shares sold 764,879
Other 30,904
Total assets 153,155,749
LIABILITIES
Common stocks sold short, at value
§
34,517,038
Payables:
Management fees 114,033
Dividends on common stocks sold short 51,754
Investments purchased - regular settlement 1,347,866
Shares redeemed 202,921
Accrued expenses:
Custodian fees 29,129
Trustees fees 6,978
Professional fees 41,592
Shareholder reporting expenses 21,104
Shareholder servicing agent fees 21,127
12b-1 distribution and service fees 10,339
Total liabilities 36,363,881
Net assets $ 116,791,868
NET ASSETS CONSIST OF:
Paid-in capital $ 84,167,886
Total distributable earnings (loss) 32,623,982
Net assets $ 116,791,868
†
Long-term investments, cost $ 82,271,190
◊
Short-term investments, cost $ 875,000
§
Common stocks sold short, proceeds $ 33,679,725
(1) Cash pledged as collateral for common stocks sold short is in addition to the Fund’s securities pledged as collateral as noted in the Portfolio of Investments.

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

Equity Long/
Short
CLASS A:
Net assets $ 20,468,138
Shares outstanding 383,229
Net asset value ("NAV") per share $ 53.41
Maximum sales charge 5.75%
Offering price per share (NAV per share plus maximum sales charge) $ 56.67
CLASS C:
Net assets $ 8,124,105
Shares outstanding 172,923
NAV and offering price per share $ 46.98
CLASS I:
Net assets $ 88,199,625
Shares outstanding 1,585,445
NAV and offering price per share $ 55.63
Authorized shares - per class Unlimited
Par value per share $ 0.01

Statement of Operations
See Notes to Financial Statements

Six Months Ended February 29, 2024 (Unaudited) Equity Long/Short
INVESTMENT INCOME
Dividends $ 760,092
Interest 33,963
Other income 811,622
Tax withheld (735)
Total investment income 1,604,942
EXPENSES
–
Management fees 683,753
12b-1 service fees - Class A 26,014
12b-1 distribution and service fees - Class C 38,533
Shareholder servicing agent fees - Class A 8,833
Shareholder servicing agent fees - Class C 3,328
Shareholder servicing agent fees - Class I 34,507
Interest expense 1,099
Trustees fees 2,028
Custodian expenses 20,817
Dividends expense on common stocks sold short 324,249
Registration fees 27,430
Professional fees 39,638
Shareholder reporting expenses 24,339
Other 10,798
Total expenses before fee waiver/expense reimbursement 1,245,366
Fee waiver/expense reimbursement (117,667)
Net expenses 1,127,699
Net investment income (loss) 477,243
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments 3,160,730
Common stocks sold short (391,952)
Net realized gain (loss) 2,768,778
Change in unrealized appreciation (depreciation) on:
Investments 10,186,507
Common stocks sold short (1,772,392)
Net change in unrealized appreciation (depreciation) 8,414,115
Net realized and unrealized gain (loss) 11,182,893
Net increase (decrease) in net assets from operations $ 11,660,136

Statement of Changes in Net Assets
See Notes to Financial Statements

Equity Long/Short
Unaudited
Six Months Ended
2/29/24
Year Ended
8/31/23
OPERATIONS
Net investment income (loss) $ 477,243 $ (295,119)
Net realized gain (loss) 2,768,778 (1,420,765)
Net change in unrealized appreciation (depreciation) 8,414,115 12,726,299
Net increase (decrease) in net assets from operations 11,660,136 11,010,415
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (731,681) (1,570,059)
Class C (254,169) (620,537)
Class I (3,398,713) (4,519,147)
Total distributions (4,384,563) (6,709,743)
FUND SHARE TRANSACTIONS
Subscriptions 17,452,814 14,664,036
Reinvestments of distributions 4,376,095 6,696,140
Redemptions (22,731,570) (29,267,063)
Net increase (decrease) from Fund share transactions (902,661) (7,906,887)
Capital contribution from the A dviser – 3,218,047
Net increase (decrease) in net assets 6,372,912 (388,168)
Net assets at the beginning of period 110,418,956 110,807,124
Net assets at the end of period $ 116,791,868 $ 110,418,956

Statement of Cash Flows
See Notes to Financial Statements

The following table provides a reconciliation of cash and cash collateral at brokers to the Statement of Assets and Liabilities:
Six Months Ended February 29, 2024 (Unaudited)
Equity Long/
Short
CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase (Decrease) in Net Assets from Operations $ 11,660,136
Adjustments to reconcile the net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchases of investments (33,536,646)
Purchases of common stock sold short (18,573,192)
Proceeds from sale and maturities of investments 40,485,151
Proceeds from sales of common stock sold short 18,765,840
Proceeds from (Purchase of) short-term investments, net 511,791
Proceeds from litigation settlement 30,135
(Increase) Decrease in:
Receivable for dividends 15,298
Receivable for interest 59
Receivable for reclaims (981)
Receivable for reimbursement from Adviser (25,071)
Receivable for investments sold 936,486
Other assets 8,404
Increase (Decrease) in:
Payable for dividends on common stocks sold short (8,853)
Payable for interest (40)
Payable for investments purchased - regular settlement (398,904)
Payable for management fees 9,899
Accrued custodian fees 3,336
Accrued 12b-1 distribution and service fees (1,557)
Accrued Trustees fees 546
Accrued professional fees 4,520
Accrued shareholder reporting expenses 1,911
Accrued shareholder servicing agent fees 1,215
Net realized (gain) loss from investments (3,160,730)
Net realized (gain) loss from common stocks sold short 391,952
Net change in unrealized (appreciation) depreciation of investments (10,186,507)
Net change in unrealized (appreciation) depreciation of common stocks sold short 1,772,392
Net cash provided by (used in) operating activities 8,706,590
CASH FLOWS FROM FINANCING ACTIVITIES
Cash distributions paid to common shareholders (8,468)
Subscriptions 17,014,541
Redemptions (22,547,328)
Net cash provided by (used in) financing activities (5,541,255)
Net increase (decrease) in cash and cash collateral at brokers 3,165,335
Cash and cash collateral at brokers at the beginning of period 30,985,512
Cash and cash collateral at brokers at the end of period $ 34,150,847
Equity Long/
Short
Cash $ 33,335
Cash collateral at broker for common stocks sold short 34,117,512
Total c ash and cash collateral at brokers $ 34,150,847
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Equity Long/
Short
Cash paid for interest
$ 8,773
Non-cash financing activities not included herein consists of reinvestments of share distributions 4,376,095

Financial Highlights

Ratios of Dividends Expense
on Common Stocks Sold Short
to Average Net Assets
Ratios of Prime Broker Expenses
to Average Net Assets
Class A
Class C
Class I
Class A
Class C
Class I
8/31/24(f)
0 .59%
0 .60%
0 .60%
—
—
—
8/31/23
0 .60
0 .60
0 .60
—
—
—
8/31/22
0 .37
0 .36
0 .36
0 .25
0 .25
0 .25
8/31/21
0 .58
0 .59
0 .60
0 .34
0 .35
0 .35
8/31/20
0 .84
0 .84
0 .84
0 .54
0 .53
0 .54
8/31/19
1 .03
1 .03
1 .03
—
—
—
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(b)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Equity Long/Short
Class
A
2/29/24(f)
$ 49.84 $ 0.19 $ 5.39 $ 5.58 $ (2.01) $ — $ (2.01) $ 53.41
8/31/23
46.40 (0.18) 6.65 6.47 — (3.03) (3.03) 49.84
8/31/22
52.35 (0.45) (4.15) (4.60) — (1.35) (1.35) 46.40
8/31/21
41.40 (0.41) 11.36 10.95 — — — 52.35
8/31/20
40.61 (0.33) 1.12 0.79 — — — 41.40
8/31/19
44.58 (0.06) (3.36) (3.42) — (0.55) (0.55) 40.61
Class
C
2/29/24(f)
43.70 (—)(h) 4.73 4.73 (1.45) — (1.45) 46.98
8/31/23
41.36 (0.47) 5.84 5.37 — (3.03) (3.03) 43.70
8/31/22
47.15 (0.74) (3.70) (4.44) — (1.35) (1.35) 41.36
8/31/21
37.57 (0.68) 10.26 9.58 — — — 47.15
8/31/20
37.13 (0.57) 1.01 0.44 — — — 37.57
8/31/19
41.11 (0.34) (3.09) (3.43) — (0.55) (0.55) 37.13
Class
I
2/29/24(f)
51.96 0.26 5.62 5.88 (2.21) — (2.21) 55.63
8/31/23
48.13 (0.07) 6.93 6.86 — (3.03) (3.03) 51.96
8/31/22
54.12 (0.33) (4.31) (4.64) — (1.35) (1.35) 48.13
8/31/21
42.70 (0.31) 11.73 11.42 — — — 54.12
8/31/20
41.77 (0.24) 1.17 0.93 — — — 42.70
8/31/19
45.73 0.05 (3.46) (3.41) — (0.55) (0.55) 41.77
(a)
Each ratio includes the effect of dividends expense on common stocks sold short and prime broker expenses as shown in the following table. In the event the Fund earn credits as an element of its prime broker fee agreement, and such earned credits exceeded prime brokerage fees, the Fund's prime broker expense for the reporting period will be zero. See Notes for Financial Statements for more information.
(b)
Based on average shares outstanding.
(c)
Percentage is not annualized.  During the fiscal year ended August 31, 2023, Nuveen Fund Advisors, LLC, made a payment to the Fund to reimburse for certain interest expenses associated with the Fund's short positions that were unnecessarily incurred due to an operational issue. This payment had the effect of increasing the Fund's
NAVs by the following amounts: 1) Class A Shares - $1.50, 2) Class C Shares - $1.32 and 3) Class I Shares - $1.56. Had the Fund not received this payment, total returns for the year ended August 31, 2023, would have been as follows: 1) Class A Shares - 11.30%, 2) Class C Shares - 10.36% and 3) Class I Shares - 11.78%.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(e)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements.
(f)
Unaudited.
(g)
Annualized.
(h)
Value rounded to zero.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets(a)
Total
Return(c)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses(d)
NII
(Loss)(d),(e)
Portfolio
Turnover
Rate
11.41% $ 20,468 2.4 3% (g) 2.2 1% (g) 0.74% (g) 37%
15.04 25,720 2.42 2.21 (0.39) 77
(9.12) 24,434 2.40 2.22 (0.89) 94
26.45 28,482 2.63 2.53 (0.91) 200
1.95 33,016 3.09 2.98 (0.84) 168
(7.65) 52,856 2.72 2.64 (0.16) 188
11.00 8,124 3.18 (g) 2.96 (g) —(g),(h) 37
14.17 7,800 3.17 2.96 (1.18) 77
(9.80) 8,797 3.15 2.96 (1.64) 94
25.50 12,112 3.39 3.29 (1.68) 200
1.19 12,761 3.84 3.72 (1.58) 168
(8.33) 19,961 3.48 3.39 (0.91) 188
11.55 88,200 2.18 (g) 1.96 (g) 1.00 (g) 37
15.33 76,899 2.17 1.96 (0.15) 77
(8.89) 77,576 2.14 1.96 (0.64) 94
26.74 106,132 2.40 2.30 (0.67) 200
2.23 130,871 2.85 2.73 (0.59) 168
(7.44) 257,351 2.47 2.39 0.12 188

Notes to Financial Statements
(Unaudited)
1. General Information
Trust and Fund Information:
The Nuveen Investment Trust II (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust is comprised of Nuveen Equity Long/Short Fund (the ’’Fund’’), as a
diversified fund. The Trust was organized as a Massachusetts business trust on June 27, 1997.
Current Fiscal Period:
The end of the reporting period for the Fund is February 29, 2024, and the period covered by these Notes to Financial
Statements is the six months ended February 29, 2024 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Fund’s investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen,
LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has
overall responsibility for management of the Fund, oversees the management of the Fund’s portfolio, manages the Fund’s business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into a sub-advisory agreement with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolio of the Fund.
Share Classes and Sales Charges:
Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $1 million or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of
1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class I Shares are sold without an up-front sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.
Compensation:
The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Fund's Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders:
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications:
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes.
Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income on investments purchased and dividends expense on common stocks sold short are recorded on the ex-dividend date or, for certain foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income is recorded on an accrual basis. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
Multiclass Operations and Allocations:
Income and expenses of the Fund that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Realized and unrealized capital gains and losses of the Fund are prorated among the classes based on the relative net assets of each class.
Netting Agreements:
In the ordinary course of business, the Fund may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”).
Generally, the right to offset in netting agreements allows the Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Fund is held in a segregated account by the Fund's custodian and/or with respect to those amounts which can be sold or repledged , are presented in the Fund's Portfolio of Investments or Statements of Assets and Liabilities.
The Fund’s investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to
Financial Statements.
3. Investment Valuation and Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund's major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Fund's net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
4. Portfolio Securities
Repurchase Agreements:
In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
Equity Long/Short
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 115,736,889 $ – $ – $ 115,736,889
Short-Term Investments:
Repurchase Agreements – 875,000 – 875,000
Common Stocks Sold Short (34,517,038) – – (34,517,038)
Total
$ 81,219,851 $ 875,000 $ – $ 82,094,851

Notes to Financial Statements
(Unaudited) (continued)
The following table presents the repurchase agreements for the Fund that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.
Securities Lending:
The Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, the Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Fund's custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When the Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by the Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the reporting period, the Fund did not have any securities out on loan.
Short Sale Transactions:
The Fund pursues a “long/short” investment strategy, pursuant to which it sells securities short and may purchase additional long investments with some or all of the proceeds of the short sale transactions.
When the Fund sells a security short, it borrows the security from a third party and segregate assets as collateral to secure its obligation to return the security to the lender either upon closing out the short position or upon demand from the lender. Proceeds from short selling may be used to finance the purchase of additional securities for Fund’s long portfolio. The amount of collateral required to be pledged to borrow a security is determined by reference to the market value of the security borrowed. The value of the collateral required to be pledged as of the end of the reporting period is disclosed in the Fund’s Portfolio of Investments, and any cash pledged as collateral in addition to long-term investments is recognized as “Cash collateral at broker for common stocks sold short”, on the Statement of Assets and Liabilities. The Fund is obligated to pay the party from whom the securities were borrowed dividends declared on the stock by the issuer and such amounts are recognized as “Dividends expense on common stocks sold short”, on the Statement of Operations, when applicable. Short sales are valued daily, and the corresponding unrealized gains and losses are recognized as “Change in unrealized appreciation (depreciation) on common stocks sold short” on the Statement of Operations. Liabilities for securities sold short are reported at market value on the Statement of Assets and Liabilities. Short sale transactions result in off-balance sheet risk because the ultimate obligation may exceed the related amounts shown on the Statement of Assets and Liabilities. The Fund will incur a loss if the price of the security increases between the date of the short sale and on the date on which the Fund replaces the borrowed security. The Fund’s losses on short sales are potentially unlimited because there is no upward limit on the price a borrowed security could retain. The Fund will realize a gain if the price of the security declines between those dates. Gains and losses from securities sold short are recognized as “Realized gain (loss) from common stocks sold short” on the Statement of Operations.
Bank of America Merrill Lynch (“BAML”) facilitates the short sales transactions for the Fund. The Fund currently pays prime brokerage fees to BAML for its services for the Fund. The Fund may also earn credits as an element of the prime broker fee arrangement with BAML, which are recorded as an offset to the prime brokerage fees. The net prime brokerage fees paid to BAML are recognized as “Prime broker expense” on the Statement of Operations. In the event that credits exceed prime brokerage fees, the net credits are recognized as “Other income” on the Statement of
Operations.
Purchases and Sales:
Long-term purchases and sales (including transactions for common stocks sold short) during the current fiscal period were as follows:
The Fund may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If the Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Fund Counterparty
Short-term
Investments,
at Value
Collateral
Pledged (From)
Counterparty
Equity Long/Short Fixed Income Clearing Corporation $    875,000 $     892,532
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government
Sales
Equity Long/Short
$ 52,109,838 $ 59,250,991

5. Derivative Investments
The Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Market and Counterparty Credit Risk:
In the normal course of business the Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose the Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of the Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when the Fund has an unrealized loss, the Fund has instructed the custodian to pledge assets of the Fund as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
7. Income Tax Information
The Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
The Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Six Months Ended
2/29/24
Year Ended
8/31/23
Equity Long/Short Shares Amount Shares Amount
Subscriptions:
Class A 36,842 $1,868,771 56,473 $2,620,804
Class A - automatic conversion of Class C 39 1,947 92 4,126
Class C 8,678 389,587 12,870 524,954
Class I 285,640 15,192,509 236,375 11,514,152
Total subscriptions 331,199 17,452,814 305,810 14,664,036
Reinvestments of distributions:
Class A 14,434 731,681 36,215 1,570,058
Class C 5,692 254,169 16,202 620,537
Class I 64,234 3,390,245 99,934 4,505,545
Total reinvestments of distributions 84,360 4,376,095 152,351 6,696,140
Redemptions:
Class A (184,166) (8,959,854) (103,307) (4,701,180)
Class C (19,888) (882,978) (63,180) (2,519,213)
Class C - automatic conversion to Class A (44) (1,947) (104) (4,126)
Class I (244,342) (12,886,791) (468,192) (22,042,544)
Total redemptions (448,440) (22,731,570) (634,783) (29,267,063)
Net increase (decrease) (32,881) $(902,661) (176,622) $(7,906,887)

Notes to Financial Statements
(Unaudited) (continued)
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes, as well as proceeds from common stocks sold short, were as follows
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
As of prior fiscal period end, the Fund had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees:
The Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Fund from the management fees paid to the Adviser.
The Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within the Fund, and a complex-
level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables the Fund’s shareholders to benefit from growth in the assets within the Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, is calculated according to the following schedule:
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Equity Long/Short
$ 49,938,748 $ 34,873,543 $ (2,717,440) $ 32,156,103
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Equity Long/Short
$ 2,923,247 $ — $ 23,728,618 $ (1,303,473) $ — $ 17 $ 25,348,409
Fund
Short-Term Long-Term Total
Equity Long/Short
$ 1,303,473 $ — $ 1,303,473
Average Daily Net Assets Fund-Level Fee Rate
For the first $125 million 1.1000%
For the next $125 million 1.0875
For the next $250 million 1.0750
For the next $500 million 1.0625
For the next $1 billion 1.0500
For the next $3 billion 1.0250
For the next $2.5 billion 1.0000
For the next $2.5 billion 0.9875
For net assets over $10 billion 0.9750

The annual complex-level fee, payable monthly, is calculated according to the following schedule:
*    The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities)
in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of February 29, 2024, the complex-level fee rate for the Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses through July 31, 2025 so that total annual Fund operating expenses (excluding
12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities (including prime broker fees and charges on short sales), dividend expense on securities sold short, and extraordinary expenses)
do not exceed 1.40% of the average daily net assets of any class of Fund shares. The expense limitation may be terminated or modified prior to that date only with the approval of the Board.
Payment from Adviser
: During the prior fiscal period, the Adviser made a payment of $3,218,047 to the Fund to reimburse for certain interest expenses associate with the Fund's short positions that were unnecessarily incurred due to an operational issue. This amount is recognized as
“Capital contribution from the Adviser” on the Statement of Changes in Net Assets. This payment had the effect of increasing the Fund's NAVs by the following amounts: 1) Class A Shares - $1.50, 2) Class C Shares - $1.32 and 3) Class I Shares - $1.56. As a result, the Fund's total returns for the year ended August 31, 2023, were higher than they would have been had the Fund not received the payment.
Distribution and Service Fees:
The Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.25% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class
I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the "Distributor"), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Fund and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates:
The Fund receives voluntary compensation from the Adviser in amounts that approximate the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the Fund, which amounted to $811,622, is recognized in "Other income" on the Statement of Operations and any amounts due to the
Fund at the end of the reporting period is recognized in "Reimbursement from Adviser" on the Statement of Assets and Liabilities.
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445
Fund
Complex-Level Fee
Equity Long/Short
0 .1601%
Fund
Sales Charges
Collected
Paid to Financial
Intermediaries
Equity Long/Short
$ 28,351 $ 25,055

Notes to Financial Statements
(Unaudited) (continued)
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to the Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
9. Borrowing Arrangements
Committed Line of Credit:
The Fund, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-
day, $2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating
Funds have undrawn capacity. The current credit facility was entered into on June 21, 2023 expiring on June 19, 2024, replacing the previous facility, which expired June 2023.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
The Participating Funds also incurred a 0.05% upfront fee on the increased commitments from select lenders. Interest expense incurred by the
Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, the Fund utilized this facility. The Fund’s maximum outstanding balance during the utilization period was as follows:
During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.
Fund
Commission
Advances
Equity Long/Short
$ 1,634
Fund
12b-1 Fees
Retained
Equity Long/Short
$ 1,329
Fund
CDSC
Retained
Equity Long/Short
$ 24
Fund
Maximum
Outstanding
Balance
Equity Long/Short
$ 109,747
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
Equity Long/Short
5 $ 109,747 6.53%

Shareholder Meeting Report
(Unaudited)

The special meeting of shareholders was held on November 20, 2023 for Nuveen Investment Trust II; at this meeting the shareholders were asked to elect Board members.
Nuveen Investment
Trust II
Approval of the Board Members was reached as follows:
Joseph A. Boateng
For 111,249,351
Withhold 1,290,531
Total 112,539,882
Michael A. Forrester
For 111,438,388
Withhold 1,101,494
Total 112,539,882
Thomas J. Kenny
For 111,383,942
Withhold 1,155,940
Total 112,539,882
Amy B.R. Lancellotta
For 111,508,686
Withhold 1,031,196
Total 112,539,882
Joanne T. Medero
For 111,435,368
Withhold 1,104,514
Total 112,539,882
Albin F. Moschner
For 111,310,711
Withhold 1,229,171
Total 112,539,882
John K. Nelson
For 111,240,233
Withhold 1,299,649
Total 112,539,882
Loren M. Starr
For 111,372,191
Withhold 1,167,691
Total 112,539,882
Matthew Thornton III
For 111,246,320
Withhold 1,293,562
Total 112,539,882
Terence J. Toth
For 111,139,178
Withhold 1,400,704
Total 112,539,882
Margaret L. Wolff
For 111,396,351
Withhold 1,143,531
Total 112,539,882
Robert L. Young
For 111,262,851
Withhold 1,277,031
Total 112,539,882

Additional Fund Information
(Unaudited)
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset
Management, LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
KPMG LLP
200 East Randolph Street
Chicago, IL 60601
Custodian
State Street Bank & Trust
Company
One Congress Street
Suite 1
Boston, MA 02114-2016
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
SS&C Global Investor &
Distributions Solutions, Inc.
(SS&C GIDS)
P.O. Box 219140
Kansas City, MO 64121-9140
(800) 257-8787
Portfolio of Investments Information
The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how the fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck:
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
(Unaudited)

Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Long Position:
A security the fund owns in its portfolio.
Net Assets Value (NAV) per Share:
A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.
Price/Earnings (P/E) Ratio:
is calculated by dividing the current price of the stock by its forecasted 12 months’
earnings per share. The average of the price/earnings ratio of a fund is a weighted harmonic average of all current
P/E ratios (excluding negatives) of the stocks in the fund’s portfolio. This should not be construed as a forecast of the
Fund’s performance.
Short Position:
A security the fund does not own but has sold through the delivery of a borrowed security.
Tax Equalization:
The practice of treating a portion of the distribution made to a redeeming shareholder, which represents their proportionate part of undistributed net investment income and capital gain as a distribution for tax purposes. Such amounts are referred to as the equalization debits (or payments) and will be considered a distribution to the shareholder of net investment income and capital gain for calculation of the fund’s dividends paid deduction.

Liquidity Risk Management Program
(Unaudited)
Discussion of the operation and effectiveness of the Fund’s liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund covered in this Report (the
“Fund”) has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage the Fund’s liquidity risk.
The Program consists of various protocols for assessing and managing the Fund’s liquidity risk. The Fund's Board of Trustees (the "Board") previously designated Nuveen Fund Advisors, LLC, the Fund's investment adviser, as the Administrator of the Program. The adviser’s Liquidity Monitoring and Analysis Team (“LMAT”) carries out day-to-day Program management with oversight by the adviser’s Liquidity Oversight Sub-Committee (the
"LOSC”). The LOSC is composed of personnel from the adviser and Teachers Advisors, LLC, an affiliate of the adviser.
At a May 23-25, 2023 meeting of the Board, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for calendar year 2022 (the “Review Period”), as required under the Liquidity Rule. The report noted
that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the Fund’s liquidity developments.
In accordance with the Program, the LMAT assesses the Fund’s liquidity risk no less frequently than annually based on various factors, such as (1)
the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (ii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
The Fund portfolio investment is classified into one of four liquidity categories (including the most liquid, “Highly Liquid”, and the least liquid,
“Illiquid”, discussed below), The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment
Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and use third- party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, the Fund primarily held Highly
Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a Fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a Fund from acquiring Illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments, and requires certain reporting to the
Fund Board and the Securities and Exchange Commission any time a Fund’s holdings of Illiquid investments exceeds 15% of net assets. During the
Review Period, no Fund exceeded the 15% limit on Illiquid investments.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
MSA-ELS-0224P 3479105-INV-B-04/25
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at:
www.nuve en.com/mutual-funds
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

ITEM 2.	CODE OF ETHICS.

Not applicable to this filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	See Portfolio of Investments in Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a	)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a	)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a	)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a	)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b	)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II

By (Signature and Title)	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Date: May 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer
(principal executive officer)

Date: May 3, 2024

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham Vice President and Controller (principal financial officer)

Date: May 3, 2024